Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Related Party Transactions [Line Items]
Fees under consulting agreement		$ 3,500,000
Selling, general, and administrative expenses	$ 254,000	$ 14,770,678	$ 9,351,552
Subscription agreement PMX investor percentage		5.00%
Non convertible debenture [Member]
Related Party Transactions [Line Items]
Principal amount		$ 5,000,000
CEO [Member]
Related Party Transactions [Line Items]
Related party transactions amounts			140,000
CBO [Member]
Related Party Transactions [Line Items]
Related party transactions amounts			100,000
Related Party [Member]
Related Party Transactions [Line Items]
Fees under consulting agreement			63,000
Related party receivable				$ 522,000
Receivable from related party			35,850
Selling, general, and administrative expenses		266,000
Repayment of related party		$ 159,000
Miscellaneous payments			$ 36,000